INCOME TAXES (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Deferred income tax:
Origination of temporary differences		$ 4,520	$ 1,930
Tax benefit-previously unrecognized tax assets	[1]	3,852	3,307
Prior year over (under) provision		(78)	(71)
Deferred income tax		8,294	5,166
Income tax recovery		$ 8,294	$ 5,166

[1]	The Company has recognized certain previously unrecognized Canadian tax assets in 2018 and 2017 as a result of the renunciation of certain tax benefits to subscribers pursuant to its March 2017 $14,499,790 and May 2016 $12,405,000 flow-through share offerings.